13003515

NASDAQ
THE NASDAQ OMX GROUP

OCT 15 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

October 15, 2013

CORTINAS

001-36125

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 9, 2013 The Nasdaq Stock Market (the "Exchange") received from Abengoa, S.A. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class B Shares, par value €0.01 per share*
American Depositary Shares, each representing five Class B Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

* Not for trading purposes